Expense Example - Akre Focus ETF - Akre Focus ETF Class	Oct. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 312